Share-Based Payments (Schedule Of Information Regarding Share-Based Payments) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based payments expense	$ 19,362	$ 16,211	$ 16,016
Tax benefit on share-based payments expense	7,246	5,944	5,817
Per share weighted average grant date fair value of stock options granted	$ 27.24	$ 20.67	$ 15.38
Per share weighted average grant date fair value of restricted stock granted	$ 55.94	$ 45.86	$ 33.34
Total intrinsic value of stock options exercised	10,509	2,291	27,622
Grant date fair value of restricted stock vested	11,648	5,132	12,456
Stock Options [Member]
Share-based payments expense	2,654	2,880	3,137
Restricted Stock [Member]
Share-based payments expense	10,593	7,100	5,608
Content Arrangements [Member]
Share-based payments expense	$ 6,115	$ 6,231	$ 7,271